Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 98,275,000
Previously Paid Amount	0.00
Total Fee Amount	13,571.78
Total Offset Amount	0.00
Net Fee	13,571.78
Narrative - Max Aggregate Offering Price	$ 98,275,000
Final Prospectus	true